Government grant advances and loans (Details)		1 Months Ended
	Apr. 30, 2020 EUR (€)	Mar. 31, 2021	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 EUR (€)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Jan. 31, 2016 EUR (€)
Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Debt instrument, increase (decrease) for period, net					$ 30,000
Long-Term Research Project - January 2016 | Royalty Agreement terms
Disclosure of detailed information about borrowings [line items]
Research and Development arrangement, contract to perform for others, excess sales threshold					$ 3,700,000	€ 3,000,000
Research and Development arrangement, contract to perform for others, royalty percentage					13.00%	13.00%
Research and Development arrangement, contract to perform for others, maximum royalty payable					$ 736,000	€ 600,000
Research and Development arrangement, contract to perform for others, term					10 years	10 years
French Government Debt Financing
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 5,000,000
Maturity term	1 year
Borrowings, interest rate	1.75%
Option maturity term	5 years	5 years
Amount classified as current							$ 707,000
Total non-current portion							$ 5,421,000
Government Loan, Covid-19 Support Plan
Disclosure of detailed information about borrowings [line items]
Current borrowings										$ 1,395,000
Research Project Financing | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 2,288,000						€ 2,095,000
Research Project Financing - Government Grant | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Notional amount					729,000						668,000
Research Project Financing - Forgivable Loan | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,558,000						€ 1,427,000
Proceeds received from long-term projects			$ 405,000	€ 365,000
Borrowings, debt relief								$ 1,442,111	€ 1,214,000
Borrowings, debt relief, outstanding amount | €									€ 213,000
Minimum | French Government Debt Financing
Disclosure of detailed information about borrowings [line items]
Notice term to option	1 month
Maximum | French Government Debt Financing
Disclosure of detailed information about borrowings [line items]
Notice term to option	4 months